SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Annual Rates of Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the residual value of the related assets at the following annual rates:

%
Furniture and fixtures	6
Computers and software	33
Leasehold improvements	10-33
Electronic equipment	15-33

Schedules of Concentration of Risk of Account Receivable

As of December 31, 2018 and 2019, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,
	2018	2019
Customer A	11%	14%
Customer B	12%	15%
Customer C	13%	12%